Supplemental Cash Flow Information (Details 2) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013
Transactions related to investing activities with significant non-cash components
Dividends that have been declared but paid in subsequent period (in dollars per share)	$ 1.025	$ 0.855
Increase of Current Liabilities due to dividend declared but not paid	$ 648	$ 567
Sumitomo 3M Limited administrative headquarters sale
Transactions related to investing activities with significant non-cash components
Note receivable due				$ 78
Deferred profit from sale of Sumitomo 3M Limited				$ 49
Non-strategic equity interest sale within Health Care
Transactions related to investing activities with significant non-cash components
Note receivable due			$ 24
Gain on sale of non-strategic equity investment within Health Care Business Group			$ 18
City of Nevada, MO
Transactions related to investing activities with significant non-cash components
City of Nevada, MO Municipal Bond Value	$ 15